20. Provisions	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Provisions
(a)	Lawsuits and proceedings that resulted in provisions

(I) Statement of financial position details

The Company is party to a number of claims and legal proceedings arising in the normal course of business, including civil, tax, labor and environmental matters. Management recognizes provisions in the financial statements consistently with the recognition and measurement criteria established in Note 3.15. The ultimate timing and amounts of the payments depends on the outcome of the court cases. The provisions, net of escrow deposits are as follows:

	Provisions	Escrow deposits	December 31, 2018	Provisions	Escrow deposits	December 31, 2017
Customer claims (i)	290,649	(43,841)	246,808	438,619	(56,301)	382,318
Supplier claims (ii)	67,985	(24,380)	43,605	332,037	(259,608)	72,429
Other civil claims (iii)	98,302	(13,519)	84,783	114,544	(16,227)	98,317
Tax claims (iv)	63,335	(8,091)	55,244	77,100	(5,507)	71,593
Labor claims (v)	302,935	(10,932)	292,003	299,842	(6,741)	293,101
Environmental claims (vi)	170,419	-	170,419	160,446	-	160,446
Total	993,625	(100,763)	892,862	1,422,588	(344,384)	1,078,204

Current	458,387	-	458,387	607,959	-	607,959
Noncurrent	535,238	(100,763)	434,475	814,629	(344,384)	470,245

(II) Changes

	December 31, 2017	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2018
Customer claims (i)	438,619	29,732	40,749	(141,421)	(77,030)	290,649
Supplier claims (ii)	332,037	36,100	21,161	(308,253)	(13,060)	67,985
Other civil claims (iii)	114,544	22,578	12,939	(16,146)	(35,613)	98,302
Tax claims (iv)	77,100	10,763	4,157	(2,490)	(26,195)	63,335
Labor claims (v)	299,842	83,499	32,290	(44,900)	(67,796)	302,935
Environmental claims (vi)	160,446	33,392	18,294	(115)	(41,598)	170,419
Subtotal	1,422,588	216,064	129,590	(513,325)	(261,292)	993,625
Escrow deposits	(344,384)	(53,205)	(5,533)	269,248	33,111	(100,763)
Total	1,078,204	162,859	124,057	(244,077)	(228,181)	892,862

	December 31, 2016	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2017
Customer claims (i)	572,210	26,642	44,805	(138,466)	(66,572)	438,619
Supplier claims (ii)	332,667	23,017	36,888	(39,433)	(21,102)	332,037
Other civil claims (iii)	131,286	13,517	12,057	(19,975)	(22,341)	114,544
Tax claims (iv)	69,898	6,877	7,392	(259)	(6,808)	77,100
Labor claims (v)	285,413	55,106	38,861	(43,498)	(36,040)	299,842
Environmental claims (vi)	150,084	32,377	16,156	(24,585)	(13,586)	160,446
Subtotal	1,541,558	157,536	156,159	(266,216)	(166,449)	1,422,588
Escrow deposits	(368,483)	(29,089)	(7,823)	15,354	45,657	(344,384)
Total	1,173,075	128,447	148,336	(250,862)	(120,792)	1,078,204

	December 31, 2015	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2016
Customer claims (i)	561,061	109,540	95,459	(87,334)	(106,516)	572,210
Supplier claims (ii)	296,660	12,885	43,679	(20,018)	(539)	332,667
Other civil claims (iii)	124,833	20,638	19,940	(8,080)	(26,045)	131,286
Tax claims (iv)	62,812	20,716	14,265	(4,621)	(23,274)	69,898
Labor claims (v)	283,991	51,408	29,419	(37,072)	(42,333)	285,413
Environmental claims (vi)	83,520	68,485	23,508	-	(25,429)	150,084
Subtotal	1,412,877	283,672	226,270	(157,125)	(224,136)	1,541,558
Escrow deposits	(330,663)	(38,269)	(27,153)	9,601	18,001	(368,483)
Total	1,082,214	245,403	199,117	(147,524)	(206,135)	1,173,075

(b)       Lawsuits deemed as contingent liabilities

The Company is party to lawsuits and administrative proceedings relating to environmental, tax, civil and labor claims, which are assessed as contingent liabilities in the financial statements, since it either does not expect outflows to be required or the amount of the obligation cannot be reliably measured. Contingent liabilities are represented as follows:

	December 31, 2018	December 31, 2017
Customer claims (i)	207,600	219,900
Supplier claims (ii)	1,459,100	1,430,600
Other civil claims (iii)	719,300	733,100
Tax claims (iv)	1,439,100	1,291,000
Labor claims (v)	624,200	677,400
Environmental claims (vi)	4,343,800	3,879,000
Total	8,793,100	8,231,000

(c)       Explanation on the nature of main classes of lawsuits

(i)      Customer claims

Approximately 890 lawsuits (1,070 as of December 31, 2017) were filed by commercial customers, who claim that their tariffs should correspond to other consumer categories, and 490 lawsuits (680 as of December 31, 2017) in which customers claim a reduction in the sewage tariff due to losses in the system, consequently requesting the refund of amounts charged by the Company and 40 lawsuits (50 as of December 31, 2017) in which customers plead the reduction in tariff under the category as “Social Welfare Entity”. The Company was granted both favorable and unfavorable final decisions at several court levels. The R$ 135,510 decrease in accrued lawsuits was mainly due to payments in the period, and revisions of expectations arising from court decisions in the period.

(ii)        Supplier claims

These lawsuits include lawsuits filed by some suppliers alleging underpayment of monetary restatements, withholding of amounts related to the understated inflation rates deriving from Real economic plan, and the economic and financial imbalance of the agreements, and are in progress at different courts. The R$ 28,824 decrease in accrued lawsuits was mainly due to payments in the period.

(iii)      Other civil claims

These mainly refer to indemnities for property damage, pain and suffering, and loss of profits allegedly caused to third parties, such as vehicle accidents, claims, challenges on the methodology to collect tariffs, among others, filed at different court levels.

(iv)                Tax claims

Tax claims refer mainly to issues related to tax collections and fines in general challenged due to disagreements regarding notification or differences in the interpretation of legislation by the Company's Management. The R$ 16,349 decrease in accrued lawsuits was mainly due to revisions of expectations arising from court decisions in the period. The R$ 148,100 increase in lawsuits deemed as contingent liabilities is mainly related to the update of lawsuits in progress.

(a) In 2006, the Brazilian Federal Revenue Service, by means of a tax execution, verified the Company’s compliance with the tax obligations related to income tax and social contribution for calendar year 2001, and issued a tax assessment adjusted through December 31, 2018 in the amount of R$ 53,430 (R$ 52,192 as of December 31, 2017).  The Company appealed this recognition and was granted a partial relief in the first administrative instance. In December 2015, it filed a Voluntary Appeal against the part of the decision that was unfavorable to it. In March 2018, a decision for production of more evidence was published. Management considers that this administrative proceeding is deemed as a possible disbursement.

(b) The municipality of São Paulo, through law, revoked the services tax exemption which until them the company withheld and thereafter issued tax deficiency notices related to the sewage service and ancillary activities, in the updated amount of R$ 605,008 (R$ 547,510 as of December 31, 2017), which currently are subject-matter of Tax Foreclosures, deemed by the Management as contingent liabilities. SABESP filed a writ of mandamus against this revocation, which was rejected. Writs of prevention and actions for annulment were also filed, aiming the suspension of enforceability of credits and the annulment of tax deficiency notices, as it understands that notwithstanding the exemption revocation, the sewage activities and ancillary activities are not included in the list of activities subject to taxation by municipality. The appellate decision was favorable to the Company. The Municipality’s special and extraordinary appeal is still pending. The Company’s Management deemed the proceeding as contingent liability.

(c) The Federal Revenue Service rejected some offset requests made by the Company for the extinction of IRPJ/CSLL payable, using favorable amounts, arising from undue payments of IRPJ/CSLL, which were paid based on monthly estimates. The amount involved was adjusted through December 31, 2018 and is R$ 36,070 (R$ 42,173 as of December 31, 2017).  Management considers that this administrative proceeding is deemed as a possible disbursement.

(d) The Company’s request for an authorization to offset taxes was rejected, overdue in the periods of July, August and September 2002 against the amount of IRPJ paid in excess in 1997 and 1998, due to inflation adjustment over the financial statements (Law 8,200/91), which was anticipated in 1996 due to an injunction, after excluded due discontinuance of proceeding and application of Provisional Measure 38/02. The Administrative Council of Tax Appeals rejected the credit from 1997. The amount involved was adjusted through December 31, 2018 and is estimated at R$ 52,427 (R$ 51,374 as of December 31, 2017). Management considers that this administrative proceeding is deemed as a possible disbursement.

(e) Some municipalities have filed several lawsuits against SABESP related to taxes and fines in general, which were accrued and deemed as contingent liabilities. As of December 31, 2018, the restated amounts of such lawsuits were R$ 17,682 (R$ 40,123 as of December 31, 2017) and R$ 677,786 (R$ 582,168 as of December 31, 2017), respectively.

(v)          Labor claims

The Company is a party to labor lawsuits, involving issues such as overtime, shift schedule, health hazard premium and hazardous duty premium, prior notice, change of function, salary equalization, service outsourcing and other. Part of the amount involved is in provisional or final execution at various court levels. The R$ 53,200 decrease in lawsuits deemed as contingent liabilities is mainly due to the revision of expectations arising from court decisions in the year.

(vi)       Environmental claims

These refer to several administrative proceedings and lawsuits filed by government entities, including Companhia de Tecnologia de Saneamento Ambiental – Cetesb and the Public Prosecution Office of the State of São Paulo, that aim affirmative and negative covenants and penalty is estimated due to failure to comply in addition to the imposition of indemnity due to environmental damages allegedly caused by the Company. The amounts accrued represent the best estimate of the Company at this moment, however, may differ from the amount to be disbursed as indemnity to alleged damages, in view of the current stage of referred proceedings. The R$ 464,800 increase in lawsuits deemed as contingent liabilities is mainly due to the new lawsuits filed and updates on lawsuits in progress.

Among the main lawsuits the Company is involved, there are public civil actions the subject-matters of which are: a) sentence SABESP to restrain itself from discharging or releasing sewage without due treatment; b) invest in the water and sewage treatment system of the municipality, under the penalty of paying a fine; c) payment of indemnity due to environmental damages, amongst others.

(d)      Other concession-related legal proceedings

The Company is a party to concessions-related proceedings, where it challenges compensatory issues for the resumption of water supply and sewage collection services by some municipalities or the right to continue operating said services.

The amount of intangible assets related to the municipalities mentioned in the lawsuits mentioned below totaled R$ 114,335 as of December 31, 2018 (R$ 114,335 as of December 31, 2017), of which R$ 109,990 (items “c” to “h”) reclassified to indemnities receivable in current and noncurrent assets, and estimated losses in the full amount of the claim were recorded, in previous periods. All municipalities mentioned below are not operated by the Company. When a municipality is awarded a final an unappealable favorable sentence, allowing it to repossess sanitation service assets and operations, the Brazilian legislation provides for the indemnity of the Company’s investments.

(a) Cajobi filed an action to recover possession against SABESP, which was granted relief to maintain the municipality in the possession of water and sewage assets; the likelihood of the Company resuming operations is remote. As of February 18, 2018, the appeal filed in the Appellate Court was denied. SABESP filed a special appeal. Meanwhile, SABESP has filed a motion against the municipality of Cajobi aiming at the enumeration and appraisal of the concession assets, which is in the forensic accounting stage and will support the subsequent filing of an action for damages;

(b) Macatuba filed an action to recover possession against SABESP, which was granted relief; the likelihood of the Company resuming operations is remote. The lawsuit is currently awaiting judgment of the special appeal filed by SABESP. Meanwhile, SABESP has filed an appeal requesting the payment by the municipality of indemnity related to non-amortized reversible assets. The action is in the forensic accounting stage.  In this same action, the municipality of Macatuba counterclaimed because it believes that SABESP earned, through the collection of tariffs, more than the amount invested in the water and sewage system, requesting that the Company be sentenced to pay an indemnity to be calculated by forensic experts, which is deemed as a contingent liability;

(c) The Company filed a repossession action against the municipality of Álvares Florence, which was deemed groundless in an unappealable judgment. SABESP also filed an action for damages, requiring the payment related to non-amortized reversible assets. The Court sentenced the municipality to comply with the terms of the agreement. The municipality then filed motion and the appeal is pending judgment;

(d) Embaúba filed a repossession action against SABESP, which was granted relief to maintain the municipality in the possession of water and sewage assets and was issued a final and unappealable decision.  The indemnity action was judged groundless in first instance and upheld by the Court of Justice. The appeal filed by SABESP in the Superior Court of Justice was not known;

(e) Araçoiaba da Serra filed a repossession action against SABESP, which was granted relief to maintain the municipality in the possession of water and sewage assets and was issued a final and unappealable decision.  SABESP filed an indemnity action, which is in progress, in the forensic expert stage;

(f) Itapira filed a repossession action against SABESP, which was granted relief to maintain the municipality in the possession of water and sewage assets, which was issued final and unappealable decision. SABESP filed an indemnity action, which was held valid to determine the reimbursement of R$ 16,554, which must be adjusted for inflation as from the filing of the lawsuit (February 2008). This decision may be challenged.

(g) Tuiuti, through an action, obtained the right to continue operating water and sewage services. However, in a counter-claim, the municipality was sentenced to pay an indemnity, as a final decision that became an execution object by SABESP. As of December 7, 2016, an official communication was issued requesting the payment of the award;

(h) Mauá is a defendant in a lawsuit filed by SABESP in 1996, in order to receive indemnification for its investments during the period of the concession agreement. The court found for the plaintiff and the decision was executed. The lawsuit is currently pending payment through registered warranties.

(e)      Environmental lawsuits with settlements entered into in 2018

In 2018, the Company entered into several legal and administrative agreements totaling R$ 48,353. Of this amount, R$ 46,538 is related to the construction and R$ 1,835 to environmental indemnifications, recorded under “other liabilities”. The accumulated balance as of December 31, 2018, corresponding to environmental indemnifications, totaled R$ 44,828 (R$ 43,014 as of December 31, 2017).

(f) Guarantee insurance for escrow deposit

The Company contracts guarantee insurance for escrow deposit, which was renewed as of May 25, 2017, in the amount of R$ 500 million. Such insurance will be used to settle legal claims instead of have immediate cash disbursement by the Company, such insurance is used until the conclusion of these proceedings limited to up to five years.

In 2018, the Company used R$ 160,377 of the total contracted amount (R$ 101,192 in 2017). The amount of R$ 471,556 is currently outstanding from the current contract.